FINANCIAL RISK MANAGEMENT - Schedule of Financial Instruments by Significant Interest Rate Benchmarks (Details) - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-derivative financial assets
Financial assets at fair value through profit or loss		£ 180,609	£ 206,771
Loans and advances to banks		10,632	7,001
Loans and advances to customers		454,899	448,567
Debt securities		9,926	6,835
Financial assets at amortised cost		520,322	517,156
Financial assets at fair value through other comprehensive income		23,154	28,137
Other assets	[1]	13,837	14,690
Non-derivative financial liabilities
Deposits from banks		7,266	7,647
Customer deposits		475,331	476,344
Financial liabilities at fair value through profit or loss		17,755	23,123
Debt securities in issue		73,819	71,552
Other liabilities		19,090	19,947
Subordinated liabilities		10,730	13,108	£ 14,261
Derivative notional/contract amount
Contract/ notional amount £m		7,148,892	4,535,297
Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		19,755	27,873
Interest rate risk | Interest rate benchmark reform amendments
Non-derivative financial assets
Financial assets at fair value through profit or loss		142	2,021
Financial assets at amortised cost		1,949	13,749
Financial assets at fair value through other comprehensive income		0	16
Non-derivative financial assets		2,091	15,786
Non-derivative financial liabilities
Customer deposits		84	74
Financial liabilities at fair value through profit or loss		100	103
Debt securities in issue		52	80
Total non-derivative financial liabilities		236	257
Derivative notional/contract amount
Contract/ notional amount £m		225,867	341,884
Interest rate risk | Financial assets at amortised cost, category | Interest rate benchmark reform amendments
Non-derivative financial assets
Loans and advances to banks		67	4,106
Loans and advances to customers		1,882	9,517
Debt securities		0	126
Interest rate | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		195,291	299,655
Cross currency | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		30,576	42,229
GBP LIBOR £m | Interest rate risk | Interest rate benchmark reform amendments
Non-derivative financial assets
Financial assets at fair value through profit or loss		106	1,753
Financial assets at amortised cost		762	3,668
Financial assets at fair value through other comprehensive income		0	16
Non-derivative financial assets		868	5,437
Non-derivative financial liabilities
Customer deposits		0	0
Financial liabilities at fair value through profit or loss		0	0
Debt securities in issue		0	0
Total non-derivative financial liabilities		0	0
Derivative notional/contract amount
Contract/ notional amount £m		840	12,734
GBP LIBOR £m | Interest rate risk | Financial assets at amortised cost, category | Interest rate benchmark reform amendments
Non-derivative financial assets
Loans and advances to banks		0	0
Loans and advances to customers		762	3,542
Debt securities		0	126
GBP LIBOR £m | Interest rate | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		840	12,734
GBP LIBOR £m | Cross currency | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		0	0
USD LIBOR £m | Interest rate risk | Interest rate benchmark reform amendments
Non-derivative financial assets
Financial assets at fair value through profit or loss		36	268
Financial assets at amortised cost		1,144	10,081
Financial assets at fair value through other comprehensive income		0	0
Non-derivative financial assets		1,180	10,349
Non-derivative financial liabilities
Customer deposits		84	74
Financial liabilities at fair value through profit or loss		100	100
Debt securities in issue		52	54
Total non-derivative financial liabilities		236	228
Derivative notional/contract amount
Contract/ notional amount £m		222,680	329,150
USD LIBOR £m | Interest rate risk | Financial assets at amortised cost, category | Interest rate benchmark reform amendments
Non-derivative financial assets
Loans and advances to banks		67	4,106
Loans and advances to customers		1,077	5,975
Debt securities		0	0
USD LIBOR £m | Interest rate risk | Financial assets with LIBOR fixing prior to LIBOR cessation, category | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		55,973
USD LIBOR £m | Interest rate risk | Financial assets settled through London Clear House, category | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		129,442
USD LIBOR £m | Interest rate risk | Financial assets, excluding fallback-eligible, category | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		37,265
USD LIBOR £m | Interest rate risk | Financial assets, fallback-eligible, category | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		36,872
USD LIBOR £m | Interest rate | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		193,228	286,921
USD LIBOR £m | Cross currency | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		29,452	42,229
Other £m | Interest rate risk | Interest rate benchmark reform amendments
Non-derivative financial assets
Financial assets at fair value through profit or loss		0	0
Financial assets at amortised cost		43	0
Financial assets at fair value through other comprehensive income		0	0
Non-derivative financial assets		43	0
Non-derivative financial liabilities
Customer deposits		0	0
Financial liabilities at fair value through profit or loss		0	3
Debt securities in issue		0	26
Total non-derivative financial liabilities		0	29
Derivative notional/contract amount
Contract/ notional amount £m		2,347	0
Other £m | Interest rate risk | Financial assets at amortised cost, category | Interest rate benchmark reform amendments
Non-derivative financial assets
Loans and advances to banks		0	0
Loans and advances to customers		43	0
Debt securities		0	0
Other £m | Interest rate | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		1,223	0
Other £m | Cross currency | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Contract/ notional amount £m		£ 1,124	£ 0

[1]	1 See note 1 regarding changes to presentation.